Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 43,814	$ 211
Advance payments to merchants	12,863
Rental guarantees	112	561
Prepaid assets		567
Deposits in brokers	5,576
Loss allowance	(5,576)
Total current Other Assets	56,789	1,339	$ 56,789
Stand by Credit Letters Required by Merchants
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	18,575
Banks requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	19,988
Processors and Others Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	1,688	80
Credit Card Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 3,563	$ 131